FINANCIAL RISK MANAGEMENT - Liquidity Risk (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 422,592	$ 396,901
Liquidity risk
Disclosure of detailed information about borrowings [line items]
Accounts payable and accrued liabilities		61,211
Risk management liability		2,569
Finance lease obligation		5,721
Total		505,499
1 Year | Liquidity risk
Disclosure of detailed information about borrowings [line items]
Accounts payable and accrued liabilities		61,211
Risk management liability		917
Finance lease obligation		475
Total		110,366
1-3 Years | Liquidity risk
Disclosure of detailed information about borrowings [line items]
Accounts payable and accrued liabilities		0
Risk management liability		1,652
Finance lease obligation		938
Total		251,494
3-5 Years | Liquidity risk
Disclosure of detailed information about borrowings [line items]
Accounts payable and accrued liabilities		0
Risk management liability		0
Finance lease obligation		915
Total		140,246
More than 5 years | Liquidity risk
Disclosure of detailed information about borrowings [line items]
Accounts payable and accrued liabilities		0
Risk management liability		0
Finance lease obligation		3,393
Total		3,393
Credit Facilities - current
Disclosure of detailed information about borrowings [line items]
Borrowings		47,763	0
Credit Facilities - current | Liquidity risk
Disclosure of detailed information about borrowings [line items]
Borrowings		47,763
Credit Facilities - current | 1 Year | Liquidity risk
Disclosure of detailed information about borrowings [line items]
Borrowings		47,763
Credit Facilities - current | 1-3 Years | Liquidity risk
Disclosure of detailed information about borrowings [line items]
Borrowings		0
Credit Facilities - current | 3-5 Years | Liquidity risk
Disclosure of detailed information about borrowings [line items]
Borrowings		0
Credit Facilities - current | More than 5 years | Liquidity risk
Disclosure of detailed information about borrowings [line items]
Borrowings		0
Second Lien Notes
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 72.1	137,097	0
Extended maturity period	3 years
Second Lien Notes | Liquidity risk
Disclosure of detailed information about borrowings [line items]
Borrowings		139,331
Second Lien Notes | 1 Year | Liquidity risk
Disclosure of detailed information about borrowings [line items]
Borrowings		0
Second Lien Notes | 1-3 Years | Liquidity risk
Disclosure of detailed information about borrowings [line items]
Borrowings		0
Second Lien Notes | 3-5 Years | Liquidity risk
Disclosure of detailed information about borrowings [line items]
Borrowings		139,331
Second Lien Notes | More than 5 years | Liquidity risk
Disclosure of detailed information about borrowings [line items]
Borrowings		0
Senior Notes
Disclosure of detailed information about borrowings [line items]
Borrowings		196,000	305,409	$ 324,691
Senior Notes | Liquidity risk
Disclosure of detailed information about borrowings [line items]
Borrowings		198,904
Senior Notes | 1 Year | Liquidity risk
Disclosure of detailed information about borrowings [line items]
Borrowings		0
Senior Notes | 1-3 Years | Liquidity risk
Disclosure of detailed information about borrowings [line items]
Borrowings		198,904
Senior Notes | 3-5 Years | Liquidity risk
Disclosure of detailed information about borrowings [line items]
Borrowings		0
Senior Notes | More than 5 years | Liquidity risk
Disclosure of detailed information about borrowings [line items]
Borrowings		0
Convertible debentures
Disclosure of detailed information about borrowings [line items]
Borrowings		41,732	$ 39,426	$ 37,420
Convertible debentures | Liquidity risk
Disclosure of detailed information about borrowings [line items]
Borrowings		50,000
Convertible debentures | 1 Year | Liquidity risk
Disclosure of detailed information about borrowings [line items]
Borrowings		0
Convertible debentures | 1-3 Years | Liquidity risk
Disclosure of detailed information about borrowings [line items]
Borrowings		50,000
Convertible debentures | 3-5 Years | Liquidity risk
Disclosure of detailed information about borrowings [line items]
Borrowings		0
Convertible debentures | More than 5 years | Liquidity risk
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 0